CAPITAL STOCK - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure Of Capital Stock Explanatory [Abstract]
Total outstanding, beginning of period | Share	3,645,000	3,053,571
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 0.78	$ 0.92
Number of share options granted in share-based payment arrangement | Share	950,000	720,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 0.75	$ 0.79
Number of share options expired in share-based payment arrangement | Share	0	(128,571)
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares		$ 4.22
Total outstanding, end of period | Share	4,595,000	3,645,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 0.78	$ 0.78